Document and Entity Information	12 Months Ended
Aug. 15, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Aug. 31, 2011
Registrant Name	MARSHALL FUNDS INC d/b/a BMO FUNDS
Central Index Key	0000889366
Amendment Flag	false
Document Creation Date	Aug. 15, 2012
Document Effective Date	Aug. 15, 2012
Prospectus Date	Dec. 29, 2011